Long-Term Debt, $40.75 Million Term Loan Facility (Details) - USD ($)		6 Months Ended
	Apr. 18, 2024	Jun. 30, 2024	Jun. 30, 2023
Long-Term Debt [Abstract]
Repayment of loan		$ 43,383,257	$ 23,131,200
$40.75 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Face amount		$ 40,750,000
$40.75 Million Term Loan Facility [Member] | M/V Magic Nebula [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 7,000,000